Share-Based Payment (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares
Share-Based Payment [Line Items]
Options granted			806,812
Exercise price (in Dollars per share)		$ 1.8	$ 1.79
Exercisable ratio	1:1
Vesting period	3 years
Fair value of the aforesaid options | $	$ 574,132
Options [Member]
Share-Based Payment [Line Items]
Options granted	700,000
Exercise price (in Dollars per share)	$ 1.07